Share Based Compensation (Tables)	6 Months Ended
Jun. 30, 2025
Share Based Compensation [Abstract]
Schedule of Share-Based Compensation Expense

The following table summarizes the share-based compensation expense, by type of awards:

	For the Six Months Ended
	June 30,
	2024	2025
Employee stock options	221	43
Restricted share units grants	382	231
Total share-based compensation expense	603	274

Schedule of Share-Based Compensation

The following table summarizes the share-based compensation by line items:

	For the Six Months Ended
	June 30,
	2024	2025
Cost of revenues	12	2
General and administrative expenses	590	272
Selling and marketing expenses	1	—
Research and development expenses	—	—
Total share-based compensation expense	603	274